COVID-19 Government Subsidies (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Government Subsidies [Abstract]
Government subsidies, COVID - 19	$ 11
Reduction in cost of sales	8
Reduction in SG&A	$ 3